                       SUPPLEMENT DATED MARCH 9, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The Board of Trustees (the "Board") of the Genworth Variable Insurance Trust (the "Trust") has unanimously approved a Plan of Reorganization under which the Genworth Putnam International Capital Opportunities Fund and Genworth Thornburg International Value Fund (the "Acquired Funds") would be combined with and into the Genworth Enhanced International Index Fund (the "Acquiring Fund"). The Plan of Reorganization provides for (i) the reduction of each Acquired Fund's portfolio holdings to cash; (ii) the acquisition by the Acquiring Fund of substantially all of each Acquired Fund's assets in exchange for shares of beneficial interest of the Acquiring Fund; (iii) the pro rata distribution by each Acquired Fund to its shareholders of shares of the Acquiring Fund in liquidation of the Acquired Fund; and (iv) the subsequent termination of each Acquired Fund.

The decision of the Board to reorganize the Acquired Funds into the Acquiring Fund is subject to approval by the shareholders of each Acquired Fund, voting separately, and the proposed Plan of Reorganization will be submitted to shareholders for their approval at a special meeting of shareholders during the second quarter of 2010. A combined prospectus/proxy statement that contains more information about the reorganization will be mailed to shareholders in advance of the special meeting. If the reorganization is approved by shareholders, it is expected that the reorganization will also occur in the second quarter of 2010.

If approved, on the date of the reorganization, contract owners who have Contract Value allocated to the Subaccount investing in either of the Genworth Putnam International Capital Opportunities Fund -- Service Shares or Genworth Thornburg International Value Fund -- Service Shares on the date of the reorganization will, therefore, have that Contract Value transferred to the Subaccount investing in the Genworth Enhanced International Index Fund -- Service Shares. We intend to add the Genworth Enhanced International Index Fund -- Service Shares as an available investment option under your contract on or before the date of the reorganization. Information about the investment objective and investment adviser for the Genworth Enhanced International Index Fund -- Service Shares is provided below:

  SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                    ADVISER
  --------------------------------------------------------------------------------------------------
  GENWORTH ENHANCED INTERNATIONAL  The fund's investment objective is to  Genworth Financial Wealth
  INDEX FUND -- SERVICE SHARES     outperform the Morgan Stanley Capital  Management, Inc.
                                   International Europe, Australasia and
                                   Far East Index ("MSCI EAFE Index")
                                   while maintaining a market level of
                                   risk.
  --------------------------------------------------------------------------------------------------

The Genworth Putnam International Capital Opportunities Fund -- Service Class and the Genworth Thornburg International Value Fund -- Service Class are included in the Asset Allocation Models available in your contract. Based on the current allocations to those Portfolios in the Asset Allocation Models, the reorganization, if approved, will have the following effect:

19779NY SUPPD 03/09/10

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                  EFFECTIVE ON THE DATE OF THE REORGANIZATION

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     1%      2%      3%      4%      4%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      4%      5%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     15%     24%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     15%     24%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth
                             Fund -- Series II shares          1%      2%      2%      3%      3%
                             ----------------------------------------------------------------------
                             Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      2%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Enhanced International Index
                             Fund -- Service Shares            1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      1%      2%      2%      2%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      3%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     31%     21%     11%      4%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

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